Acquisitions	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Acquisitions
Acquisitions
The Company completed three acquisitions during 2013 at an aggregate cost of $4,005 in cash. These acquisitions consisted of Imagelinx, a global brand artwork management business in the United Kingdom, a small tube and core business in Australia, and a small recycling broker in the United States. The all-cash purchase price of Imagelinx, including the cost of paying off various obligations, was $3,024. In conjunction with this acquisition, the Company recorded net tangible assets of $2,228 and goodwill of $796, the majority of which is expected to be tax deductible. The aggregate all-cash purchase price for the other businesses was $981. In conjunction with these acquisitions, the Company recorded net tangible assets of $909 and identifiable intangibles of $72. These acquisitions are expected to generate annual sales of approximately $12,500 ($10,000 in the Consumer Packaging segment and $2,500 in the Paper and Industrial Converted Products segment).
Also during 2013, the Company purchased a minority ownership in a small paper recycling business in Finland. The all-cash cost of this investment was $3,628. This investment is recorded in Other Assets.
The Company completed five acquisitions during 2011 at an aggregate cost of $566,908 in cash. The most significant of these was the November 8, 2011, acquisition of privately held Tegrant Holding Corporation (“Tegrant”), a leading provider of highly engineered protective, temperature-assurance and retail security packaging solutions. Tegrant, headquartered in DeKalb, Illinois, operates more than 30 manufacturing, design and testing facilities in the United States, Mexico and Ireland and employs more than 2,000 persons. Tegrant operates 3 strategic, complementary business units. ProtexicTM Brands, the largest business unit, is a manufacturer of molded expanded foam serving a number of industries including high technology, consumer electronics, automotive, appliances and medical devices. Tegrant’s Thermosafe® Brands unit is a leading provider of temperature-assurance solutions, primarily used in packaging temperature-sensitive pharmaceuticals and food. Tegrant’s Alloyd Brands® business unit is a leading manufacturer and designer of high-visibility packaging, printed products, sealing equipment, and tooling for retail and medical markets.
The cost of the Tegrant acquisition was $550,000 in cash paid at the time of the purchase plus an additional $503 paid in February 2012 for changes in working capital levels to the date of the closing. The allocation of the purchase price of Tegrant to the tangible and intangible assets acquired and liabilities assumed was finalized during the measurement period which ended in the fourth quarter of 2012. Following is a summary of the fair values of the assets acquired and liabilities assumed at the acquisition date:

Trade accounts receivable	$61,969
Inventories	38,036
Prepaid expenses	1,136
Property, plant and equipment	92,748
Goodwill	269,953
Other intangible assets	187,830
Payables to suppliers	(31,154)
Accrued expenses and other	(41,506)
Total debt	(3,966)
Deferred income taxes, net	(14,695)
Other long-term liabilities	(9,848)
Total net assets	$550,503

Goodwill recorded in connection with the acquisition totaled $269,953. Factors comprising goodwill include efficiencies derived by the elimination of certain redundant functions and expenses due to synergies with our existing business, the ability to leverage product offerings across a broader customer base, and the value of the assembled workforce. The Company expects approximately $67,000 of the goodwill to be tax deductible. Of the $187,830 of acquired intangibles, $160,300 was assigned to customer relationships with an average expected life of 12 years, $17,600 to trade names with an expected life of 40 years, and $9,930 to proprietary technology and other intangibles with an average expected life of 9 years.
Also during 2011, the Company completed the acquisitions of several small tube and core businesses in New Zealand and Australia at a total cost of $7,181 in cash, a rigid paperboard containers business in the United Kingdom at a cost of $4,698 in cash, and a recycling business in Greenville, South Carolina, at a cost of $5,029 in cash. In conjunction with these acquisitions, the Company recorded net tangible assets of $6,606, identifiable intangibles of $4,062 and goodwill of $6,240, the majority of which is expected to be tax deductible.
Acquisition-related costs of $484, $311 and $12,290 were incurred in 2013, 2012 and 2011, respectively. These costs, consisting primarily of legal and professional fees, are included in “Selling, general and administrative expenses” in the Company’s Consolidated Statements of Income.
The Company has accounted for these acquisitions as business combinations under the acquisition method of accounting, in accordance with the business combinations subtopic of the Accounting Standards Codification and, accordingly, has included their results of operations in the Company’s consolidated statements of net income from the respective dates of acquisition.